Business Combinations (Tables)	12 Months Ended
Aug. 31, 2021
Yuhan [Member]
Business Combinations (Tables) [Line Items]
Schedule of purchase price as of the date of acquisition
	For the year ended August 31,
	2018	2018
	RMB	US$
Intangible assets (i) (Note 10)	97,870	15,149
Net tangible assets (ii)	(24,331)	(3,766)
Goodwill (Note 12)	161,001	24,921
Total fair value of purchase price allocation	234,540	36,304

Cash consideration	140,000	21,670
Fair value of ownership interests previously held in the acquiree	42,595	6,593
Fair value of non-controlling interest	51,945	8,041

Tianjin Huaying [Member]
Business Combinations (Tables) [Line Items]
Schedule of purchase price as of the date of acquisition
	For the year ended August 31,
	2019	2019
	RMB	US$
Intangible assets (i) (Note 10)	59,800	9,256
Net tangible assets (ii)	6,582	1,019
Deferred tax liabilities, net	(14,179)	(2,195)
Goodwill (Note 12)	178,113	27,570
Total fair value of purchase price allocation	230,316	35,650

Consideration	230,316	35,650

Yimi Online Tutoring [Member]
Business Combinations (Tables) [Line Items]
Schedule of purchase price as of the date of acquisition
	For the year ended August 31,
	2020	2020
	RMB	US$
Intangible assets (i) (Note 10)	50,800	7,863
Net tangible assets (ii)	(56,523)	(8,749)
Deferred tax liabilities, net	(3,211)	(497)
Goodwill (Note 12)	348,579	53,956
Total fair value of purchase price allocation	339,645	52,573

Consideration	311,149	48,162
Fair value of non-controlling interests	28,496	4,411

Yousheng [Member]
Business Combinations (Tables) [Line Items]
Schedule of purchase price as of the date of acquisition
	For the year ended August 31,
	2020	2020
	RMB	US$
Intangible assets (i) (Note 10)	72,000	11,145
Net tangible assets (ii)	(22,862)	(3,539)
Deferred tax liabilities, net	(264)	(41)
Goodwill (Note 12)	116,919	18,098
Total fair value of purchase price allocation	165,793	25,663

Consideration	145,352	22,499
Fair value of ownership interests previously held in the acquiree	20,441	3,164

Ruiyipeiyou [Member]
Business Combinations (Tables) [Line Items]
Schedule of purchase price as of the date of acquisition
	For the year ended August 31,
	2020	2020
	RMB	US$
Intangible assets (i) (Note 10)	17,000	2,631
Net tangible assets (ii)	(5,526)	(855)
Deferred tax liabilities, net	(4,250)	(658)
Goodwill (Note 12)	124,066	19,204
Total fair value of purchase price allocation	131,290	20,322

Consideration	131,290	20,322

Other Acquisitions [Member]
Business Combinations (Tables) [Line Items]
Schedule of purchase price as of the date of acquisition
	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Intangible assets (i) (Note 10)	20,700	11,000	-	-
Net tangible liabilities (ii)	(174,405)	(77,919)	-	-
Goodwill (Note 12)	311,817	113,032	-	-
Total fair value of purchase price allocation	158,112	46,113	-	-
Cash consideration	143,740	28,000	-	-
Fair value of equity interests previously held in the acquirees	3,305	7,410	-	-
Fair value of non-controlling interests	11,067	10,703	-	-